Results by business segment (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended April 30, 2025
(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$3,519	$1,734	$1,301	$–	$1,275	$227	$8,056
Non-interest income	1,286	328	4,096	338	2,026	(458)	7,616
Total revenue	4,805	2,062	5,397	338	3,301	(231)	15,672
Provision for credit losses	654	539	86	–	146	(1)	1,424
Non-interest expense	1,952	698	4,098	80	1,885	17	8,730
Income (loss) before income taxes	2,199	825	1,213	258	1,270	(247)	5,518
Income taxes (recoveries)	597	228	284	47	68	(96)	1,128
Net income	$1,602	$597	$929	$211	$1,202	$(151)	$4,390
Non-interest expense includes:
Depreciation and amortization	$271	$27	$318	$24	$137	$1	$778

	For the three months ended April 30, 2024
(Millions of Canadian dollars)	Personal Banking (1), (4)	Commercial Banking (1), (4)	Wealth Management (1), (4)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$2,985	$1,329	$1,222	$–	$764	$323	$6,623
Non-interest income	1,178	327	3,567	298	2,390	(229)	7,531
Total revenue	4,163	1,656	4,789	298	3,154	94	14,154
Provision for credit losses	464	290	27	–	137	2	920
Non-interest expense	1,787	566	3,728	69	1,722	436	8,308
Income (loss) before income taxes	1,912	800	1,034	229	1,295	(344)	4,926
Income taxes (recoveries)	509	223	194	52	33	(35)	976
Net income	$1,403	$577	$840	$177	$1,262	$(309)	$3,950
Non-interest expense includes:
Depreciation and amortization	$272	$8	$309	$(1)	$130	$(7)	$711

	For the six months ended April 30, 2025
(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$7,024	$3,530	$2,695	$–	$2,193	$562	$16,004
Non-interest income	2,592	659	8,270	744	4,864	(722)	16,407
Total revenue	9,616	4,189	10,965	744	7,057	(160)	32,411
Provision for credit losses	1,142	878	167	–	288	(1)	2,474
Non-interest expense	3,967	1,408	8,302	167	3,926	216	17,986
Income (loss) before income taxes	4,507	1,903	2,496	577	2,843	(375)	11,951
Income taxes (recoveries)	1,227	529	587	94	209	(216)	2,430
Net income	$3,280	$1,374	$1,909	$483	$2,634	$(159)	$9,521
Non-interest expense includes:
Depreciation and amortization	$545	$53	$635	$22	$281	$–	$1,536

	For the six months ended April 30, 2024
(Millions of Canadian dollars)	Personal Banking (1), (4)	Commercial Banking (1), (4)	Wealth Management (1), (4)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$5,839	$2,611	$2,452	$–	$1,425	$628	$12,955
Non-interest income	2,355	658	7,024	661	4,680	(694)	14,684
Total revenue	8,194	3,269	9,476	661	6,105	(66)	27,639
Provision for credit losses	928	460	38	1	304	2	1,733
Non-interest expense	3,511	1,108	7,569	140	3,364	940	16,632
Income (loss) before income taxes	3,755	1,701	1,869	520	2,437	(1,008)	9,274
Income taxes (recoveries)	999	474	365	123	21	(240)	1,742
Net income	$2,756	$1,227	$1,504	$397	$2,416	$(768)	$7,532
Non-interest expense includes:
Depreciation and amortization	$507	$8	$620	$3	$254	$(9)	$1,383

(1)
On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments.

(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)
Effective the fourth quarter of 2024, the Personal & Commercial Banking segment became two standalone business segments: Personal Banking and Commercial Banking. With this change, RBC Direct Investing moved from the previous Personal & Commercial Banking segment to the Wealth Management segment. Amounts have been revised from those previously presented to conform to our new basis of segment presentation.

Total assets and total liabilities by business segment

	As at April 30, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$561,214	$192,549	$185,080	$31,275	$1,175,510	$96,505	$2,242,133
Total liabilities	561,182	192,547	183,623	31,131	1,175,427	(34,307)	2,109,603

	As at October 31, 2024
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582
Total liabilities	554,970	187,135	183,055	29,158	1,127,564	(37,492)	2,044,390